Form N-1A Cover	May 01, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Entity Central Index Key	0000012601
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 27, 2026
Prospectus Date	May 01, 2026